Investment Managers Series Trust II
235 West Galena Street
Milwaukee, Wisconsin  53212

August 13, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Kaizen Hedged Premium Spreads Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N1-A.  This Amendment was filed electronically on June 29, 2015.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

/s/ Joy Ausili
Joy Ausili
Investment Managers Series Trust II